Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Deposits.
Schedule of deposits

	2011	2010
	(Dollars in Thousands)
Deposits:
Demand—non-interest bearing
Domestic	$1,717,286	$1,459,776
Foreign	209,732	179,300

Total demand non-interest bearing	1,927,018	1,639,076

Savings and interest bearing demand
Domestic	2,221,758	2,058,311
Foreign	485,935	464,531

Total savings and interest bearing demand	2,707,693	2,522,842

Time, certificates of deposit
$100,000 or more
Domestic	1,022,450	1,054,649
Foreign	1,244,018	1,242,524
Less than $100,000
Domestic	664,111	741,399
Foreign	380,802	399,068

Total time, certificates of deposit	3,311,381	3,437,640

Total deposits	$7,946,092	$7,599,558

Schedule of deposits and related interest expense

	2011	2010	2009
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$6,549	$7,771	$9,267
Foreign	1,234	1,612	1,565

Total savings and interest bearing demand	7,783	9,383	10,832

Time, certificates of deposit
$100,000 or more
Domestic	10,299	14,839	18,091
Foreign	11,512	17,084	23,315
Less than $100,000
Domestic	7,468	11,416	15,600
Foreign	2,277	3,628	5,249

Total time, certificates of deposit	31,556	46,967	62,255

Total interest expense on deposits	$39,339	$56,350	$73,087

Scheduled maturities of time deposits

Total
(in thousands)
2012	$2,947,111
2013	254,344
2014	68,881
2015	39,260
2016	1,363
Thereafter	422

Total	$3,311,381

Scheduled maturities of time deposits in amounts of $100,000 or more

Due within 3 months or less	$871,022
Due after 3 months and within 6 months	545,993
Due after 6 months and within 12 months	608,270
Due after 12 months	241,183

$2,266,468